Commitments and Contingencies	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

16.  Commitments and Contingencies

The following table sets forth the Group’s operating lease commitment as of June 30, 2021:

	Office Rental
	RMB	US$

Year ending June 30,
-2022	95,043	14,712
-2023	33,039	5,114
-2024	12,051	1,865
-2025	790	122
-2026	—	—
thereafter	—	—
Total	140,923	21,813

For the years ended December 31, 2019, 2020 and 2021, rental expenses under operating leases were approximately RMB125,603, RMB125,828 and RMB111,432, respectively.

Based on management’s assessment of the outcome of the legal proceedings as discussed in Note 8, the Group accrued RMB9,037 and RMB1,300 contingent liabilities as of June 30, 2020 and 2021, respectively.